NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-4

                   The date of this prospectus is May 1, 2003.

--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------


The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

American Century Variable Portfolios, Inc.
o American Century VP Income & Growth Fund: Class III +
o American Century VP Ultra Fund: Class III +
o American Century VP Value Fund: Class III +

Fidelity Variable Insurance Products Fund
o VIP Equity-Income Portfolio: Service Class 2R +
o VIP Growth Portfolio: Service Class 2R +

Fidelity Variable Insurance Products Fund II
o VIP II Contrafund(R)Portfolio: Service Class 2R +

Gartmore Variable Insurance Trust
o Gartmore GVIT Government Bond Fund: Class III +
o Gartmore GVIT Mid Cap Growth Fund: Class III (formerly, Strong GVIT Mid Cap Growth Fund: Class III) +
o Gartmore GVIT Money Market Fund II
o Gartmore GVIT Nationwide(R)Fund: Class III (formerly, Gartmore GVIT Total Return Fund: Class III) +
o GVIT Small Cap Growth Fund: Class III +
o GVIT Small Cap Value Fund: Class III +
o GVIT Small Company Fund: Class III +

Rydex Variable Trust
o Arktos Fund
o Banking Fund
o Basic Materials Fund
o Biotechnology Fund
o Consumer Products Fund
o Electronics Fund
o Energy Fund
o Energy Services Fund
o Financial Services Fund
o Health Care Fund
o Internet Fund
o Juno Fund
o Large-Cap Europe Fund
o Large-Cap Japan Fund
o Leisure Fund
o Medius Fund
o Mekros Fund
o Nova Fund
o OTC Fund
o Precious Metals Fund
o Real Estate Fund

o Retailing Fund
o Sector Rotation Fund
o Technology Fund
o Telecommunication Fund
o Titan 500 Fund
o Transportation Fund
o Ursa Fund
o U.S. Government Bond Fund
o Utilities Fund
o Velocity 100 Fund

+ These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

--------------------------------------------------------------------------------
The Statement of Additional Information (dated May 1, 2003) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 40.
--------------------------------------------------------------------------------

For general information or to obtain FREE copies of the:

o    Statement of Additional Information;

o prospectus, annual report or semi-annual report for any underlying mutual fund; or

o    required Nationwide forms,

call:
           1-866-233-3223
     TDD   1-800-238-3035

or write:
         Nationwide Life Insurance Company
         One Nationwide Plaza, RR1-04-F4
         Columbus, Ohio  43215



The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America products can be found at:

                              www.bestofamerica.com

This annuity:
o        is NOT a bank deposit
o        is NOT FDIC insured
o is NOT insured or endorsed by a bank or any federal government agency
o        is NOT available in every state
o        MAY go down in value

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

Glossary of Special Terms


Accumulation unit- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

Annuitization Date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

Annuity unit- An accounting unit of measure used to calculate variable annuity payments.

Charitable Remainder Trust- A trust meeting the requirements of Section 664 of the Internal Revenue Code.

Contract value- The total value of all accumulation units held under the contract.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

Simplified Employee Pension IRA ("SEP IRA")- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account-4, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents


Glossary of Special Terms....................................3

Contract Expenses............................................5

Underlying Mutual Fund Annual Expenses.......................7

Example......................................................7

Synopsis of the Contracts....................................8

Financial Statements.........................................9

Condensed Financial Information..............................9

Nationwide Life Insurance Company............................9

Nationwide Investment Services Corporation...................9

Types of Contracts...........................................9
     Charitable Remainder Trusts
     Individual Retirement Annuities ("IRAs")
     Investment-only Contracts (Qualified Plans)
     Non-Qualified Contracts
     Roth IRAs
     Simple IRAs
     Simplified Employee Pension IRAs ("SEP IRAs")
     Tax Sheltered Annuities

Investing in the Contract...................................11
     The Variable Account and Underlying Mutual Funds

Standard Charges and Deductions.............................12
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees

Optional Contract Benefits, Charges and
     Deductions.............................................14
     No CDSC Option
     Death Benefit Options
     Extra Value Option

Contract Ownership..........................................18
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

Operation of the Contract...................................19
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

Right to Revoke.............................................21

Surrender (Redemption)......................................21
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional
         Retirement Program or a Louisiana Optional
         Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

Assignment..................................................22

Contract Owner Services.....................................23
     Systematic Withdrawals
     Asset Allocation Service

Annuity Commencement Date...................................24

Annuitizing the Contract....................................24
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

Death Benefits..............................................26
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

Required Distributions......................................27
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities, Individual Retirement
        Annuities, SEP IRAs, Simple IRAs and Roth IRAs

Federal Tax Considerations..................................29
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

Statements and Reports......................................34

Legal Proceedings...........................................34

Advertising.................................................35

Sub-Account Performance Summary.............................36

Table of Contents of the Statement of Additional
   Information..............................................40

Appendix A: Underlying Mutual Funds.........................41

Appendix B: Condensed Financial Information.................48

                                                                  56
Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

--------------------------------------------------------------------------------
                       Contract Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge ("CDSC")
(as a percentage of purchase payments surrendered)......................................................................      7% 1
----------------------------------------------------------------------------------------------------------------------------- ------
----------------------------------------------------------------------------------------------------------------------------- ------

Maximum Short-Term Trading Fee
(as a percentage of transaction amount).................................................................................      1%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                           Recurring Contract Expenses
----------------------------------------------------------------------------------------------------------------------------- ------

Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)

     Mortality and Expense Risk Charge...................................................................................     1.15%
----------------------------------------------------------------------------------------------------------------------------- ------




1 Range of CDSC over time:

----------------------------------------------------------------------------------------------------------------------------- ------
Number of Completed Years
from Date of Purchase Payment          0          1          2           3          4          5           6          7
----------------------------------------------------------------------------------------------------------------------------- ------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC Percentage                        7%         6%         5%          4%         3%         2%         1%          0%
----------------------------------------------------------------------------------------------------------------------------- ------

Each contract year, the contract owner may withdraw without a CDSC the greater of (1) or (2) where:

(1)  is the lesser of (a) or (b) where:

     (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years), minus withdrawals from the contract that were subject to CDSC;

     (b)  is 10% of contract value; and

(2) is amounts withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or other Qualified Plans.

The next table describes the fees and expenses associated with optional benefits that are available under the contract. The fees associated with any optional benefits elected will be in addition to the standard variable account annual expenses.

--------------------------------------------------------------------------------
            Additional Contract Options and Contract Owner Services 1
--------------------------------------------------------------------------------

No CDSC Option...........................................................................................................     0.20%2
Total Variable Account Charges (including this option only)..............................................................     1.35%
----------------------------------------------------------------------------------------------------------------------------- ------
----------------------------------------------------------------------------------------------------------------------------- ------

Death Benefit Options
An applicant may purchase one of two available death benefit options as a replacement for the standard death benefit.

     Highest Anniversary Death Benefit Option............................................................................     0.20%
     Total Variable Account Charges (including this option only).........................................................     1.35%

     Highest Anniversary or 5% Enhanced Death Benefit Option.............................................................     0.25%
     Total Variable Account Charges (including this option only).........................................................     1.40%
----------------------------------------------------------------------------------------------------------------------------- ------

3% Extra Value Option....................................................................................................     0.45%3
Total Variable Account Charges (including this option only)..............................................................     1.60%
----------------------------------------------------------------------------------------------------------------------------- ------
----------------------------------------------------------------------------------------------------------------------------- ------

Asset Allocation Service Charge.........................................................................................      0.35%4
Total Variable Account Charges (including this option only).............................................................      1.50%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

--------------------------------------------------------------------------------
                      Summary of Maximum Contract Expenses
--------------------------------------------------------------------------------

Variable Account Charge (applicable to all contracts)....................................................................     1.15%

No CDSC Option...........................................................................................................     0.20%

Highest Anniversary or 5% Enhanced Death Benefit Option..................................................................     0.25%

3% Extra Value Option....................................................................................................     0.45%

Asset Allocation Service Charge..........................................................................................     0.35%
----------------------------------------------------------------------------------------------------------------------------- ------
----------------------------------------------------------------------------------------------------------------------------- ------

Maximum Possible Total Variable Account Charges..........................................................................     2.40%
----------------------------------------------------------------------------------------------------------------------------- ------

1 Not all optional benefits and contract owner services are available in every state. Optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract.

3 Election of the No CDSC Option eliminates the standard CDSC schedule; no CDSC will be assessed upon surrenders from the contract. This option is not available to contract owners who have purchased this contract in conjunction with the surrender of another annuity or life insurance policy issued by Nationwide or any of its affiliates.


3 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. This option is not available to contract owners who have purchased this contract in conjunction with the surrender of another annuity or life insurance policy issued by Nationwide or any of its affiliates.

4 The Asset Allocation Service is available beginning May 19, 2003. Nationwide may charge less than the amount indicated.

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
--------------------------------------------------------------------------------- ---------------------- ----------------------

--------------------------------------------------------------------------------- ---------------------- ----------------------
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including                 0.70%                  1.85%
management fees, distribution (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------- ---------------------- ----------------------

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III

o    American Century Variable Portfolios, Inc. - American Century VP Ultra
     Fund: Class III

o    American Century Variable Portfolios, Inc. - American Century VP Value
     Fund: Class III

o    Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio:
     Service Class 2R

o Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R

o    Fidelity Variable Insurance Products Fund II - VIP II
     Contrafund(R)Portfolio: Service Class 2R

o    GVIT Gartmore GVIT Government Bond Fund: Class III

o    GVIT Gartmore GVIT Mid Cap Growth Fund: Class III

o    GVIT Gartmore GVIT Nationwide Fund: Class III

o    GVIT GVIT Small Cap Growth Fund: Class III

o    GVIT GVIT Small Cap Value Fund: Class III

o    GVIT GVIT Small Company Fund: Class III

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (2.40%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (1.85%)       1,076   1,796  2,595   4,572    446   1,346   2,255   4,572     *    1,346   2,255    4,572
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.70%)         956   1,444  1,955   3,523    326     994   1,685   3,523     *      994   1,685    3,523
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:

o    Charitable Remainder Trusts;

o    Individual Retirement Annuities ("IRAs");

o    Investment-only Contracts;

o    Non-Qualified Contracts;

o    Roth IRAs;

o    Simple IRAs;

o    Simplified Employee Pension IRAs ("SEP IRAs"); and

o Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

-------------------- ----------------- ----------------
                     Minimum Initial       Minimum
     Contract        Purchase Payment    Subsequent
       Type                               Payments
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
Non-Qualified            $10,000           $1,000
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
IRA                      $10,000           $1,000
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
SEP IRA                  $10,000           $1,000
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
Simple IRA               $10,000           $1,000
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
Roth IRA                 $10,000           $1,000
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
Tax Sheltered            $10,000           $1,000
Annuity
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
Investment-only          $10,000           $1,000
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
Charitable               $10,000           $1,000
Remainder Trust
-------------------- ----------------- ----------------

Subsequent purchase payments are not permitted in some states under certain circumstances.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Change ("CDSC") if any amount is withdrawn from the contract, unless the contract owner elected the No CDSC Option at the time of application. The CDSC reimburses Nationwide for sales expenses. The amount of the CDSC if assessed, will not exceed 7% of purchase payments surrendered.

A No CDSC Option is available under the contract at the time of application. If the contract owner elects the No CDSC Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the daily net assets of the variable account (see "No CDSC Option").

Two optional death benefits are available under the contract at the time of application. Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the daily net assets of the variable account if the contract owner elects the Highest Anniversary Death Benefit Option or 0.25% of the daily net assets of the variable account if the contract owner elects the Highest Anniversary or 5% Enhanced Death Benefit Option (see "Death Benefit Payment").

An Extra Value Option is available under the contract at the time of application to applicants who are not purchasing this contract in conjunction with the surrender of any other annuity issued by Nationwide or its affiliates. If an eligible contract owner elects the Extra Value Option on the application, Nationwide will credit the contract 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge 7 years from the date the contract was issued. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beginning May 19, 2003, an Asset Allocation Service is available to contract owners at any time. Once the Asset Allocation Service is elected, Nationwide will deduct a charge equal to an annualized rate of not more than 0.35% of the daily net assets of the variable account until the contract owner instructs Nationwide to discontinue use of this service.

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract

(1.15%) will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued, regardless whether the contract was annuitized during that period.

Annuity Payments

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options"). If the contract owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

10 Day Free Look

Contract owners may return the contract for any reason within 10 days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Financial Statements

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit").

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

Individual Retirement Annuities ("IRAs")

Individual Retirement Annuities are contracts that satisfy the provisions of
Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the contract owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the contract owner, all or a portion of the contributions made to the contract may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

Individual Retirement Annuities may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, certain 457 governmental plans and from qualified retirement plans, including 401(k) plans.

For further details regarding Individual Retirement Annuities, please refer to the disclosure statement provided when the Individual Retirement Annuities was established.

Investment-only Contracts (Qualified Plans)

Contracts that are Investment-only Contracts owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a SEP IRA, a Simple IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the contract owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o the contract owner's entire interest of the owner in the contract is nonforfeitable; and

o after the death of the contract owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simple IRAs

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

Assets contributed to a Simple IRA cannot be commingled with assets in IRAs or SEP IRAs.

Simple IRA can only receive rollover distributions from another Simple IRA.

Simplified Employee Pension IRAs ("SEP IRAs")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The contract owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the contract owner attains the age of 70 1/2, and after the death of the contract owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-4 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on October 7, 1987, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded fund.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.



Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.15% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:
----------------------------- ---------------------------
 Number of Completed Years               CDSC
   from Date of Purchase              Percentage
          Payment
----------------------------- ---------------------------
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             1                            6%
----------------------------- ---------------------------
----------------------------- ---------------------------
             2                            5%
----------------------------- ---------------------------
----------------------------- ---------------------------
             3                            4%
----------------------------- ---------------------------
----------------------------- ---------------------------
             4                            3%
----------------------------- ---------------------------
----------------------------- ---------------------------
             5                            2%
----------------------------- ---------------------------
----------------------------- ---------------------------
             6                            1%
----------------------------- ---------------------------
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.75% of purchase payments), production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

If the contract owner elects the No CDSC Option at the time of application, no CDSC will be assessed on surrenders.

Waiver of Contingent Deferred Sales Charge

For those contracts where the No CDSC Option is NOT elected, each contract year, the contract owner may withdraw without a CDSC the greater of (1) or (2) where:

(1)  is the lesser of (a) or (b) where:

     (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months)), minus withdrawals made from the contract that were subject to a CDSC;

     (b)  is 10% of contract value; and

(2) is amounts required to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit; or

(3)  from any values which have been held under a contract over 7 years.

No CDSC applies to transfers among sub-accounts.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at: (1) the time the contract is surrendered; (2) annuitization; or (3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Asset Allocation and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will cease and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

No CDSC Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, the contract owner may withdraw amounts in excess of the 10% CDSC-free withdrawal amount without incurring a CDSC. Withdrawals not subject to CDSC may be subject to taxation and tax penalties. (See "Federal Tax Considerations.")

The No CDSC Option is NOT available to contract owners who have purchased this contract in conjunction with the surrender of any other annuity or life insurance policy by Nationwide or its affiliates.

Death Benefit Options

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.20% (for the Highest Anniversary Death Benefit Option) or 0.25% (for the Highest Anniversary or 5% Enhanced Death Benefit Option) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

Highest Anniversary Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

Each death benefit option has a Spousal Protection Feature. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, Individual Retirement Annuities and Roth IRAs, provided the conditions described below are satisfied. There is no additional charge for this feature.

(1) one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as Individual Retirement Annuities and Roth IRAs, only the person for whom the Individual Retirement Annuities or Roth IRA was established may be named as the contract owner;

(2)  the spouses must be co-annuitants;

(3) both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)  the spouses must each be named as beneficiaries;

(5) no person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for Individual Retirement Annuities and Roth IRA, this person must be the contract owner);

(7) if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8) if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

In addition, both death benefit options have a Long Term Care Facility and Terminal Illness Benefit at no additional charge provided the conditions described below are satisfied.

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Extra Value Option

----------------------------------------------------------------
The Extra Value Option may not be available in all states.
Applicants should be aware of the following prior to electing the Extra Value Option:

1. Electing the Extra Value Option will be beneficial for contract owners only if the investment performance of the underlying mutual fund, is great enough to compensate for the reduction in contract value due to the 0.45% charge;

2. Nationwide may make a profit from the charge assessed by the Extra Value Option;

3. Because the 0.45% charge associated with the Extra Value Option will be assessed against the entire variable account value for the first seven (7) contract years, contract owners who anticipate making additional purchase payments after the first contact year should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability;

4.   Once the Extra Value Option is elected, it may not be revoked;

5. Nationwide may recapture all or part of the amount credited in the event of early surrenders, including revocation of the contract during the contractual free-look period; and

6. The Extra Value Option is NOT available to contract owners who have purchased this contract in conjunction with the surrender of any other annuity or life insurance policy issued by Nationwide or its affiliates.
     ----------------------------------------------------------------

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. The additional charge of 0.45% funds the credit to the contract if the Extra Value Option is elected.

In exchange for electing the Extra Value Option and paying the charge as described above, Nationwide will apply a credit of 3% of all purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.60% of the daily net assets of the variable account for the first 7 years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 1.15% (assuming no other contract options are elected) of the daily net assets of the variable account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a) a 1.60% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

(b) a 1.15% variable account charge for the first 7 years of the contract, and after, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.60%) and contracts with no additional contract options (total variable account charges of 1.15%). The figures are based upon:

(a)  a $100,000 initial purchase payment with no additional purchase payments;

(b) the deduction of variable account charges at an annualized rate of 1.15% (base contract) and 1.60% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c) an assumed annual rate of return before charges of 7.97% for all years for a period of 10 years.

                       7.97% Rate of Return

--------------------------------------------------------------
 Contract Year       Base Contract      Contract With Extra
                 (1.15% total charges)  Value Option (1.60%
                                           total charges)
--------------------------------------------------------------
--------------------------------------------------------------
       0               $100,000               $103,000
--------------------------------------------------------------
--------------------------------------------------------------
       1               $106,725               $109,464
--------------------------------------------------------------
--------------------------------------------------------------
       2               $113,903               $116,334
--------------------------------------------------------------
--------------------------------------------------------------
       3               $121,564               $123,635
--------------------------------------------------------------
--------------------------------------------------------------
       4               $129,740               $131,394
--------------------------------------------------------------
--------------------------------------------------------------
       5               $138,465               $139,639
--------------------------------------------------------------
--------------------------------------------------------------
       6               $147,778               $148,403
--------------------------------------------------------------
--------------------------------------------------------------
       7               $157,716               $157,716
--------------------------------------------------------------
--------------------------------------------------------------
       8               $168,323               $168,323
--------------------------------------------------------------
--------------------------------------------------------------
       9               $179,644               $179,644
--------------------------------------------------------------
--------------------------------------------------------------
       10              $191,726               $191,726
--------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.97%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b) withdrawals that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC but for the fact the contract owner elected the No CDSC Option) are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuity, SEP IRAs, or Simple IRAs upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts. That is, Nationwide bears the risk of loss and the potential for gain during the free look period in those states that require the return of purchase payments.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are (or would be) subject to a CDSC, including withdrawals that would be subject to a CDSC except that the contract owner elected the No CDSC Option, subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. Thus, to determine the amount credited that is subject to recapture, Nationwide will:

(1) determine the percentage of the contract value subject to CDSC including the percentage of the contract value that would be subject to CDSC except the contract owner elected the No CDSC Option; and

(2)  multiply the percentage from (1) by the total credited amount.

The additional charge of 0.45% of the daily net assets in the variable account will continue to be assessed on the amount remaining after the partial surrender.

The amount recaptured will be taken from the sub-accounts in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC except that the contract owner elected the No CDSC Option) in accordance with the following:

----------------------- -----------------------------------
                         (Extra Value Amount) Percentage
                         of First Year Purchase Payments


    Contract Years
----------------------- -----------------------------------
----------------------- -----------------------------------
       1 and 2                          3%
----------------------- -----------------------------------
----------------------- -----------------------------------
      3, 4 and 5                        2%
----------------------- -----------------------------------
----------------------- -----------------------------------
       6 and 7                          1%
----------------------- -----------------------------------
----------------------- -----------------------------------
     After year 7                       0%
----------------------- -----------------------------------

No amount credited will be subject to recapture after the 7th contract anniversary or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.

After the end of the first 7 contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

Contract Ownership

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date the change was signed, whether or not the contract owner was living at the time the change was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date the change was signed, whether or not the annuitant was living at the time the change was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

------------------------- ---------------- -----------------
                              Minimum          Minimum
        Contract              Initial         Subsequent
          Type               Purchase          Payments
                              Payment
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
Non-Qualified                $10,000            $1,000
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
IRA                          $10,000            $1,000
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
SEP IRAs                     $10,000            $1,000
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
Simple IRAs                  $10,000            $1,000
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
Roth IRA                     $10,000            $1,000
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
Tax Sheltered Annuity        $10,000            $1,000
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
Investment -only             $10,000            $1,000
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
Charitable Remainder         $10,000            $1,000
Trust
------------------------- ---------------- -----------------

Subsequent purchase payments may not be permitted in some states under some circumstances.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete the application. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned the prospective purchaser unless he or she specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Generally, subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. However, Nationwide may impose specific restrictions on financial transactions for certain underlying mutual funds based on the underlying mutual fund's investment restrictions. Currently, transfers involving the Rydex Variable Trust Funds must be received by Nationwide no later than 3:00 p.m. Eastern Standard Time to be processed in the current valuation period. The deadline for such financial transactions involving a Rydex Variable Trust Fund will be extended to 3:35 p.m. Eastern Standard Time for transactions submitted electronically through Nationwide's Internet website (www.bestofamerica.com). Nationwide will not accept any request for transactions involving the transfer of units in one of the Rydex Variable Trust Funds between the applicable deadline and 4:00 p.m. Transactions received after 4:00 p.m. will be treated as received by Nationwide during the next valuation period.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day            o        Independence Day

o        Martin Luther King, Jr.   o        Labor Day
         Day

o        Presidents' Day           o        Thanksgiving

o        Good Friday               o        Christmas

o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Any request for a change that would result in an amount less than 1% of purchase payments being allocated to any sub-account will not be honored and the allocations among the sub-accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the value of amounts allocated to the sub-accounts of the variable account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.15% to 2.40% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Transfers Prior to Annuitization

Generally, allocations may be transferred among the sub-accounts once per valuation period without charges or penalties.

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

Transfers After Annuitization

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to contract owners.

Generally, transfers will be priced based on the next available accumulation unit value after the payment is received. However, Nationwide may impose specific restrictions on financial transactions for certain underlying mutual funds based on the underlying mutual fund's investment restrictions. Currently, transfers involving the Rydex Variable Trust Funds must be received by Nationwide no later than 3:00 p.m. Eastern time to be processed in the current valuation period. The 3:00 p.m. deadline for such financial transactions involving a Rydex Variable Trust Funds will be extended to 3:35 p.m. Eastern time for transactions submitted electronically through Nationwide's Internet website (www.bestofamerica.com). Nationwide will not accept any request for transactions involving the transfer of units in one of the Rydex Variable Trust Funds between the applicable deadline and 4:00 p.m. Transactions received after 4:00 p.m. will be treated as received by Nationwide during the next valuation period.

Right to Revoke

Contract owners have a 10 day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within 10 days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Please see "Extra Value Option" for a description of the recapture of the amount credited under the Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Partial Surrenders (Partial Redemptions)

For partial surrenders, Nationwide will surrender accumulation units from the sub-accounts in proportion to the value in each underlying mutual fund at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges; and

o    the investment performance of the underlying mutual funds.

A CDSC may apply.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner did not elect the No CDSC Option and chooses to take systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)  the lesser of (a) or (b) where:

     (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months), minus withdrawals made from the contract that were subject to a CDSC;

     (b)  is 10% of contract value; and

(2) amounts required to meet minimum distribution requirements under the Internal Revenue Code, or


(3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:


  ----------------------------- -----------------------
        Contract Owner's            Percentage of
              Age                   Contract Value
  ----------------------------- -----------------------
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 59 1/2through age 61             7%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the systematic withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

Asset Allocation Service

Effective May 19, 2003, an Asset Allocation Service is available to contract owners.

The Asset Allocation Service allows contract owners, in consultation with their investment professionals, to utilize the services of independent third parties in making allocation and reallocation decisions among the sub-accounts in accordance with certain active asset allocation models. Such models may be intended to take advantage of sub-accounts corresponding to underlying mutual funds offered through the Rydex Variable Trust, which are designed to accommodate active asset allocation strategies.

A contract owner electing the Asset Allocation Service must dedicate all purchase payments in the contract to the service, and must provide all required authorizations in order to allow Nationwide to process allocation and reallocation instructions communicated by third parties.

Nationwide neither endorses nor guarantees any such independent third party, investment model, or strategy. Contract owners are advised that the Asset Allocation Service does not guarantee profit or protect against loss. Nationwide is not affiliated with any third party that may be authorized to direct allocations under the Asset Allocation Service.

The contract owner may elect the Asset Allocation Service at any time on or after May 19, 2003. Once the Asset Allocation Service is elected, participation will continue until the contract owner instructs Nationwide in writing to discontinue the service. While the program is in effect, Nationwide will assess a charge to the contract equal to an annualized rate not to exceed 0.35% of the daily net assets of the variable account.

The contract owner may discontinue the Asset Allocation Service at any time. Discontinuation of the service will be implemented as soon as practicable after Nationwide receives the instruction, but in no event will the service continue for more than 3 days after Nationwide's receipt of the discontinuation instruction. After the service is discontinued, the contract's assets will remain as allocated on the date the service is discontinued and the charge associated with the service will no longer be assessed.

Nationwide reserves the right to discontinue the Asset Allocation Service at any time upon 30 days written notice to contract owners. Termination of the Asset Allocation Service will not effect any services already in effect.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than:

o the age (or date) specified in the contract (the annuity commencement date as specified by the contract owner and reflected on the contract's data page); or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

For contracts issued as Non-qualified contract or Roth-IRAs contracts, the annuity commencement date is the contract owner's 90th birthday unless the contract owner specifies otherwise.

For all other types of contracts, the annuity commencement date is the date when the contract owner reaches age 70 1/2 unless the contract owner specifies otherwise. The contract owner may not, however, extend the annuity commencement date to a date after the contract owner's 90th birthday. For joint owners the older contract owner's age will be used.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.



Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.

(1) Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

If the contract owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of two optional death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no optional death benefit is elected at the time of application, the death benefit will equal the contract value.

The death benefit value is determined as of the date Nationwide receives:


(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).

Highest Anniversary Death Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Death Enhanced Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).



Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC unless the contract owner elected the No CDSC option at the time of application.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, Individual Retirement Annuities, SEP IRAs, Simple IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:


(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.

Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    Individual Retirement Annuities;

o    SEP IRAs;

o    Simple IRAs;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

o    Non-Qualified Contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuity are made prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the owner and his or her designee;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the contract owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the contract owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Cod e);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designee;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the contract owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designated beneficiary; or

o made to the contract owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income. This contract may receive amounts deemed to be investments that were made prior to August 14, 1982 in connection with a tax-free exchange from another annuity contract that had investments that were made prior to August 14, 1982. The treatment as investments that were made prior to August 14, 1982 applies for purposes of the distribution rule discussed in this paragraph as well as for the 10% penalty exception discussed in the following paragraph.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans;

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number;or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:


1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide

Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Advertising

A "yield" and "effective yield" may be advertised for the GVIT - Gartmore GVIT Money Market Fund II. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT - Gartmore GVIT Money Market Fund II's units. Yield is an annualized figure, which means that it is assumed that the GVIT - Gartmore GVIT Money Market Fund II generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole.

Market Indexes

The sub-accounts will be compared to certain market indexes. Indexes are provided for comparison purposes only and are not intended to reflect the performance of the sub-accounts. Individuals cannot invest directly in an index.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by financial news magazines and other services and web-sites.

These rating services, publications and web-sites rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results.

Standardized Performance

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 2.05% (the maximum variable account charges if the most expensive optional benefits are chosen as of December 31, 2002) and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.



Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $25,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 1.15%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.




                         Sub-Account Performance Summary

Standardized Average Annual Total Return

-----------------------------------------------------------------------------------------------------------------
                                                                                                    Date Fund
                                                                          10 years or Date Fund      Added to
                                           1 Year to      5 Years to      Available in Variable      Variable
          Sub-Account Options              12/31/02        12/31/02        Account to 12/31/02       Account
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth             N/A             N/A              -23.21%             05/01/02
Fund: Class III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund: Class           N/A             N/A              -25.67%             05/01/02
III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
American Century VP Value Fund: Class           N/A             N/A              -19.34%             05/01/02
III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
VIP Equity Income Portfolio: Service            N/A             N/A              -23.54%             05/01/02
Class 2 R
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio: Service Class 2           N/A             N/A              -30.39%             05/01/02
R
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
VIP II Contrafund(R)Portfolio: Service           N/A             N/A              -19.38%             05/01/02
Class 2 R
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund:             N/A             N/A                0.86%             05/01/02
Class III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Mid Cap Growth Fund:              N/A             N/A              -33.89%             05/01/02
Class III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund II           -7.57%             N/A               -5.61%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Nationwide Fund: Class            N/A             N/A              -24.34%             05/01/02
III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund: Class III           N/A             N/A              -32.86%             05/01/02
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class III            N/A             N/A              -33.34%             05/01/02
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class III              N/A             N/A              -26.70%             05/01/02
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Arktos Fund                                  24.81%             N/A              -11.70%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Banking Fund                                 -8.92%             N/A               -4.44%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Basic Materials Fund                        -19.82%             N/A               -8.23%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Biotechnology Fund                          -49.52%             N/A              -34.51%             10/02/02
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Consumer Products Fund                      -11.49%             N/A               -6.23%             10/02/01
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                                    Date Fund
                                                                          10 years or Date Fund      Added to
                                           1 Year to      5 Years to      Available in Variable      Variable
          Sub-Account Options              12/31/02        12/31/02        Account to 12/31/02       Account
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Electronics Fund                            -52.13%             N/A              -26.72%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Energy Fund                                 -20.51%             N/A              -14.27%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Energy Services Fund                        -19.21%             N/A                2.85%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Financial Services Fund                     -21.96%             N/A              -14.47%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Health Care Fund                            -27.62%             N/A              -23.41%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Internet Fund                               -47.69%             N/A              -21.89%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Large-Cap Europe Fund                       -34.04%             N/A              -22.01%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Large-Cap Japan Fund                        -22.97%             N/A              -27.65%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Leisure Fund                                -21.65%             N/A               -6.36%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Medius Fund                                 -30.47%             N/A              -11.17%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Mekros Fund                                 -40.50%             N/A              -19.79%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Nova Fund                                   -40.75%             N/A              -27.44%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
OTC Fund                                    -43.60%             N/A              -19.40%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Precious Metals Fund                         36.30%             N/A               22.70%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Real Estate Fund                             -9.23%             N/A               -3.42%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Retailing Fund                              -28.17%             N/A              -11.81%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                            N/A             N/A              -28.13%             05/01/02
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Technology Fund                             -43.84%             N/A              -20.43%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Telecommunication Fund                      -44.27%             N/A              -35.89%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Titan 500 Fund                              -50.12%             N/A              -35.07%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Transportation Fund                         -18.85%             N/A               -1.07%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ursa Fund                                    12.85%             N/A                2.01%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                     9.86%             N/A                5.23%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Utilities Fund                              -38.11%             N/A              -35.21%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Velocity 100 Fund                           -71.49%             N/A              -48.58%             10/02/01
-----------------------------------------------------------------------------------------------------------------


Non-Standardized Average Annual Total Return with CDSC
-----------------------------------------------------------------------------------------------------------------
                                                                               10 years to
                                           1 Year to      5 Years to         12/31/02 or the        Date Fund
          Sub-Account Options              12/31/02        12/31/02         Life of the Fund        Effective
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth         -25.18%          -1.90%               -0.27%             10/30/97
Fund: Class III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund: Class       -28.35%             N/A              -20.36%             05/01/01
III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
American Century VP Value Fund: Class       -18.97%           2.21%                7.08%             05/01/96
III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
VIP Equity Income Portfolio: Service        -23.18%          -1.57%                8.42%             10/31/86
Class 2 R
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio: Service Class 2       -35.25%          -2.23%                7.09%             10/31/86
R
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
VIP II Contrafund(R)Portfolio: Service       -16.20%           1.84%               10.87%             01/03/95
Class 2 R
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund:           3.41%           5.68%                6.13%             11/08/82
Class III
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                               10 years to
                                           1 Year to      5 Years to         12/31/02 or the        Date Fund
          Sub-Account Options              12/31/02        12/31/02         Life of the Fund        Effective
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Mid Cap Growth Fund:          -41.33%          -6.26%               -5.55%             11/03/97
Class III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund II           -6.72%             N/A               -4.74%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Nationwide Fund: Class        -23.29%          -3.70%                6.25%             11/08/82
III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund: Class III       -38.23%             N/A               -1.65%             05/03/99
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class III        -32.23%           3.55%                3.22%             11/01/97
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class III          -23.25%           2.42%                8.97%             10/31/95
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Arktos Fund                                  26.01%             N/A               28.36%             05/21/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Banking Fund                                 -8.09%             N/A               -4.36%             05/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Basic Materials Fund                        -19.09%             N/A              -13.54%             05/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Biotechnology Fund                          -49.06%             N/A              -33.81%             05/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Consumer Products Fund                      -10.69%             N/A               -5.96%             05/29/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Electronics Fund                            -51.69%             N/A              -47.68%             08/03/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Energy Fund                                 -19.79%             N/A              -21.56%             05/29/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Energy Services Fund                        -18.47%             N/A              -27.84%             05/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Financial Services Fund                     -21.25%             N/A              -17.55%             07/20/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Health Care Fund                            -26.96%             N/A              -20.88%             06/19/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Internet Fund                               -47.21%             N/A              -49.39%             05/24/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Large-Cap Europe Fund                       -33.44%             N/A              -20.61%             10/01/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Large-Cap Japan Fund                        -22.26%             N/A              -26.02%             10/01/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Leisure Fund                                -20.94%             N/A              -29.10%             05/22/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Medius Fund                                 -29.84%             N/A               -8.68%             10/01/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Mekros Fund                                 -39.96%             N/A              -18.27%             10/01/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Nova Fund                                   -40.21%         -10.40%               -5.99%             05/07/97
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
OTC Fund                                    -43.09%          -3.60%               -2.08%             05/07/97
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Precious Metals Fund                         37.61%          -0.88%               -6.83%             05/29/97
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Real Estate Fund                             -8.40%             N/A               -3.17%             10/01/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Retailing Fund                              -27.51%             N/A              -18.37%             07/23/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                            N/A             N/A              -27.69%             05/01/02
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Technology Fund                             -43.32%             N/A              -40.30%             05/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Telecommunication Fund                      -43.76%             N/A              -37.57%             07/27/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Titan 500 Fund                              -49.66%             N/A              -33.25%             10/01/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Transportation Fund                         -18.11%             N/A              -13.25%             06/11/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ursa Fund                                    13.94%          -0.22%               -2.72%             06/09/97
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                    10.96%           3.41%                5.18%             08/18/97
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Utilities Fund                              -37.55%             N/A              -37.48%             05/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Velocity 100 Fund                           -71.23%             N/A              -47.53%             10/01/01
-----------------------------------------------------------------------------------------------------------------

Non-Standardized Average Annual Total Return without CDSC

-----------------------------------------------------------------------------------------------------------------
                                                                               10 years to
                                           1 Year to      5 Years to         12/31/02 or the        Date Fund
          Sub-Account Options              12/31/02        12/31/02         Life of the Fund        Effective
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth         -20.30%          -1.37%                0.08%             10/30/97
Fund: Class III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund: Class       -23.71%             N/A              -17.79%             05/01/01
III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
American Century VP Value Fund: Class       -13.63%           2.70%                7.17%             05/01/96
III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
VIP Equity Income Portfolio: Service        -18.15%          -1.03%                8.42%             10/31/86
Class 2 R
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio: Service Class 2       -31.13%          -1.70%                7.09%             10/31/86
R
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
VIP II Contrafund(R)Portfolio: Service       -10.64%           2.34%               10.87%             01/03/95
Class 2 R
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund:           9.71%           6.11%                6.13%             11/08/82
Class III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Mid Cap Growth Fund:          -37.66%          -5.77%               -5.23%             11/03/97
Class III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund II           -0.45%             N/A               -0.41%             10/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gartmore GVIT Nationwide Fund: Class        -18.27%          -3.19%                6.25%             11/08/82
III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund: Class III       -34.34%             N/A               -0.66%             05/03/99
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class III        -27.89%           4.01%                3.52%             11/01/97
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class III          -18.22%           2.91%                8.97%             10/31/95
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Arktos Fund                                  32.31%             N/A               31.21%             05/21/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Banking Fund                                 -1.92%             N/A               -1.12%             05/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Basic Materials Fund                        -13.75%             N/A              -10.67%             05/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Biotechnology Fund                          -45.98%             N/A              -31.80%             05/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Consumer Products Fund                       -4.72%             N/A               -2.63%             05/29/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Electronics Fund                            -48.81%             N/A              -45.91%             08/03/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Energy Fund                                 -14.50%             N/A              -18.91%             05/29/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Energy Services Fund                        -13.09%             N/A              -25.57%             05/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Financial Services Fund                     -16.08%             N/A              -14.42%             07/20/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Health Care Fund                            -22.21%             N/A              -18.08%             06/19/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Internet Fund                               -43.99%             N/A              -47.99%             05/24/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Large-Cap Europe Fund                       -29.18%             N/A              -17.11%             10/01/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Large-Cap Japan Fund                        -17.16%             N/A              -22.80%             10/01/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Leisure Fund                                -15.74%             N/A              -26.80%             05/22/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Medius Fund                                 -25.31%             N/A               -4.56%             10/01/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Mekros Fund                                 -36.19%             N/A              -14.65%             10/01/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Nova Fund                                   -36.47%          -9.95%               -5.70%             05/07/97
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
OTC Fund                                    -39.56%          -3.08%               -1.77%             05/07/97
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Precious Metals Fund                         43.91%          -0.33%               -6.54%             05/29/97
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Real Estate Fund                             -2.25%             N/A                1.16%             10/01/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Retailing Fund                              -22.81%             N/A              -15.26%             07/23/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                            N/A             N/A              -23.00%             05/01/02
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Technology Fund                             -39.81%             N/A              -38.57%             05/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Telecommunication Fund                      -40.28%             N/A              -35.35%             07/27/01
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                               10 years to
                                           1 Year to      5 Years to         12/31/02 or the        Date Fund
          Sub-Account Options              12/31/02        12/31/02         Life of the Fund        Effective
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Titan 500 Fund                              -46.63%             N/A              -30.42%             10/01/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Transportation Fund                         -12.70%             N/A              -10.17%             06/11/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ursa Fund                                    20.24%           0.32%               -2.41%             06/09/97
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                    17.26%           3.88%                5.45%             08/18/97
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Utilities Fund                              -33.60%             N/A              -35.63%             05/02/01
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Velocity 100 Fund                           -69.82%             N/A              -45.46%             10/01/01
-----------------------------------------------------------------------------------------------------------------


The Rydex Variable Trust - Juno Fund was added to the variable account effective May 1, 2003. Therefore, no sub-account performance is available.




          Table of Contents of the Statement of Additional Information

                                                                           Page
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................3
Condensed Financial Information..............................................3
Financial Statements........................................................80

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Underlying Mutual Fund Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.

            Please refer to the prospectus for each underlying mutual
                      fund for more detailed information.

American Century Variable Portfolios Inc. - American Century VP Income & Growth Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.96%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R) Portfolio: Service Class 2R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.96%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partner, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company s; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Rydex Variable Trust - Arktos Fund
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Match investment performance of the current benchmark, NASDAQ 100 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Rydex Variable Trust - Banking Fund
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Rydex Variable Trust - Basic Materials Fund
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Rydex Variable Trust - Biotechnology Fund
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.79%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Rydex Variable Trust - Consumer Products Fund
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.72%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Rydex Variable Trust - Electronics Fund
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


Rydex Variable Trust - Energy Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.72%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Energy Services Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.71%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Financial Services Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.85%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Health Care Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.70%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Internet Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.75%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Juno Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Investment results that
                                                 inversely correlate to
                                                 movements of the Fund's current
                                                 benchmark, the Long Treasury
                                                 Bond.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.75%*
Annual Operating Expenses:
------------------------------------------------ -------------------------------
*Underlying mutual fund annual expenses are estimated.

Rydex Variable Trust - Large-Cap Europe Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Investment results that
                                                 correlate to performance of the
                                                 Fund's current benchmark, the
                                                 Dow Jones STOXX 50 Index.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.78%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Large-Cap Japan Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Investment results that
                                                 correlate to performance of the
                                                 Fund's current benchmark, the
                                                 Topix 100 Index.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.80%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Leisure Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.74%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Medius Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Investment results that
                                                 correlate to performance of the
                                                 Fund's current benchmark, the
                                                 S&P MidCap 400 Index(TM).
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.75%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Mekros Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Investment results that
                                                 correlate to performance of
                                                 current benchmark, the Russell
                                                 2000(R) Index.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.74%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Nova Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Investment results that match
                                                 the Fund's current benchmark,
                                                 150% of the performance of the
                                                 S&P 500 Index on a daily basis.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.72%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - OTC Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Investment results that
                                                 correspond to the Fund's
                                                 current benchmark, the NASDAQ
                                                 100 Index(TM).
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.74%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Precious Metals Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.67%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Real Estate Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.68%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Retailing Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.81%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Sector Rotation Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.69%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Technology Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.71%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Telecommunication Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.69%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Titan 500 Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Investment results that will
                                                 match performance of the Fund's
                                                 current benchmark, 200% of the
                                                 performance of the S&P 500
                                                 Index on a daily basis.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.74%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Transportation Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.69%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - U.S. Government Bond Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Investment results that
                                                 correspond with the Fund's
                                                 current benchmark, 120% of the
                                                 price movement of the Long
                                                 Treasury Bond.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.24%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Ursa Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Investment results that will
                                                 inversely correlate to the
                                                 performance of the S&P 500
                                                 Index.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.79%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Utilities Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.67%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Rydex Variable Trust - Velocity 100 Fund
------------------------------------------------ -------------------------------
Investment Adviser:                              Rydex Global Advisors
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Investment Objective:                            Investment results that will
                                                 match the performance of the
                                                 Fund's benchmark, 200%
                                                 of the performance of the
                                                 NASDAQ 100 Index(TM).
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Underlying Mutual Fund                     1.77%
Annual Operating Expenses:
------------------------------------------------ -------------------------------

Appendix B: Condensed Financial Information

--------------------------------------------------------------------------------
The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.15%) and contracts with all available optional benefits available on December 31, 2002 (the maximum variable account charge of 2.05%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           calling:     1-866-233-3223, TDD 1-800-238-3035
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           writing:     Nationwide Life Insurance Company
                                        One Nationwide Plaza, RR1-04-F4
                                        Columbus, Ohio 43215

              No Additional Contract Options Elected (Total 1.15%)

 (Variable account charges of 1.15% of the daily net assets of the variable account)

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Underlying Mutual Fund   Accumulation Unit   Accumulation Unit   Percent Change in       Number of
                                   Value at        Value at End of    Accumulation Unit      Accumulation        Year
                                 Beginning of           Period              Value          Units at End of
                                    Period                                                      Period
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     American Century             10.000000            8.231800            -17.68%                27,149         2002
     Variable Portfolios,
     Inc. - American
     Century VP Income &
     Growth Fund: Class III
     - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     American Century             10.000000            7.965593            -20.34%                20,383         2002
     Variable Portfolios,
     Inc. - American
     Century VP Ultra Fund:
     Class III - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     American Century             10.000000            8.650683            -13.49%                25,164         2002
     Variable Portfolios,
     Inc. - American
     Century VP Value Fund:
     Class III - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Fidelity Variable            10.000000            8.196128            -18.04%                 5,085         2002
     Insurance Products
     Fund - VIP Equity
     Income Portfolio:
     Service Class 2R - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Fidelity Variable            10.000000            7.454945            -25.45%                10,092         2002
     Insurance Products
     Fund - VIP Growth
     Portfolio: Service
     Class 2R - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Underlying Mutual Fund   Accumulation Unit   Accumulation Unit   Percent Change in       Number of
                                   Value at        Value at End of    Accumulation Unit      Accumulation        Year
                                 Beginning of           Period              Value          Units at End of
                                    Period                                                      Period
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Fidelity Variable            10.000000            8.646375            -13.54%                25,529         2002
     Insurance Products
     Fund - VIP II
     Contrafund(R) Portfolio:
     Service Class 2R - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     GVIT Gartmore GVIT           10.000000           10.781715             7.82%                 68,307         2002
     Government Bond Fund:
     Class III - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     GVIT Gartmore GVIT Mid       10.000000             7.07665            -29.23%                     0         2002
     Cap Growth Fund: Class
     III - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     GVIT Gartmore GVIT            9.994345            9.948560           -0.46%               4,085,164         2002
     Money Market Fund II*
     - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            9.994345           -0.06%                 530,488         2001
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     GVIT Gartmore GVIT           10.000000            8.109700          -18.90%                   4,433         2002
     Nationwide Fund: Class
     III - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     GVIT GVIT Small Cap          10.000000            7.188029          -28.12%                       0         2002
     Growth Fund: Class III
     - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     GVIT GVIT Small Cap          10.000000            7.135827          -28.64%                   2,986         2002
     Value Fund: Class III
     - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     GVIT GVIT Small              10.000000            7.854705          -21.45%                   4,672         2002
     Company Fund: Class
     III - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        6.916610            9.151251           32.31%                 175,961         2002
     Arktos Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            6.916610          -30.83%                       0         2001
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -       10.302548           10.104478           -1.92%                  25,905         2002
     Banking Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000           10.302548            3.03%                   8,875         2001
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -       11.135186            9.603806          -13.75%                  10,189         2002
     Basic Materials Fund -
     Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000           11.135186           11.35%                       0         2001
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -0.84%.

------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        Underlying Mutual Fund      Accumulation      Accumulation Unit   Percent Change in       Number of
                                 Unit Value at      Value at End of    Accumulation Unit      Accumulation        Year
                                 Beginning of           Period               Value          Units at End of
                                   Period                                                       Period
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        Rydex Variable Trust -       11.436499             6.177872             -45.98%              19,412          2002
        Biotechnology Fund -
        Q/NQ
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
                                     10.000000            11.436499              14.36%               1,266          2001
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        Rydex Variable Trust -       10.355991             9.867686              -4.72%              29,763          2002
        Consumer Products Fund
        - Q/NQ
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
                                     10.000000            10.355991               3.56%                   0          2001
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        Rydex Variable Trust -       14.145323             7.241171             -48.81%              10,979          2002
        Electronics Fund - Q/NQ
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
                                     10.000000            14.145323              41.45%               1,725          2001
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------

        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        Rydex Variable Trust -       10.313664             8.817860             -14.50%             101,152          2002
        Energy Fund - Q/NQ
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
                                     10.000000            10.313664               3.14%                   0          2001
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        Rydex Variable Trust -       12.680697            11.021212             -13.09%              24,076          2002
        Energy Services Fund -
        Q/NQ
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
                                     10.000000            12.680697              26.81%               1,613          2001
        ------------------------ ------------------- -------------------- ------------------- ------------------ -------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
       Rydex Variable Trust -        10.475591             8.791528            -16.08%               19.453           2002
       Financial Services Fund
       - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                     10.000000            10.475591              4.76%                    0            2001
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
       Rydex Variable Trust -         9.839345             7.653601            -22.21%               32,347            2002
       Health Care Fund - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                     10.000000             9.839345             -1.61%                    0            2001
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
         Rydex Variable Trust -        14.006514             7.844840            -43.99%               13,965         2002
        Internet Fund - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                     10.000000            14.006514             40.07%                    0         2001
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        Rydex Variable Trust -        11.057089             7.830613            -29.18%               50,746         2002
        Large-Cap Europe Fund -
        Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                      10.000000            11.057089             10.57%                    0         2001
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        Rydex Variable Trust -         8.601313             7.125000            -17.16%               14,312         2002
        Large-Cap Japan Fund -
        Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                      10.000000             8.601313            -13.99%                    0         2001
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------ ------------------ -------------------- ------------------- ------------------- ------------
        Rydex Variable Trust -        11.690551             9.850335            -15.74%                7,431         2002
        Leisure Fund - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                      10.000000            11.690551             16.91%                    0         2001
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------

        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        Rydex Variable Trust -        12.344390             9.220137            -25.31%               47,753         2002
        Medius Fund - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                      10.000000            12.344390             23.44%                  488         2001
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------

        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        Rydex Variable Trust -        12.712705             8.111826            -36.19%              872,144         2002
        Mekros Fund - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                     10.000000            12.712705             27.13%              590,486         2001
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------
        ------------------------- ------------------ -------------------- ------------------- ------------------- ------------


------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Underlying Mutual Fund      Accumulation      Accumulation Unit   Percent Change in       Number of
                            Unit Value at      Value at End of    Accumulation Unit      Accumulation        Year
                            Beginning of           Period               Value          Units at End of
                               Period                                                       Period
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        11.256940             7.152002            -36.47%              113,589         2002
Nova Fund - Q/NQ
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                              10.000000            11.256940             12.57%                4,063         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        13.502288             8.161230            -39.56%               26,362         2002
OTC Fund - Q/NQ
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                              10.000000            13.502288             35.02%                4,801         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------ ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         9.447667            13.596420             43.91%              210,896         2002
Precious Metals Fund -
Q/NQ
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                              10.000000             9.447667             -5.52%                4,868         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        10.467730            10.231690             -2.25%               29,915         2002
Real Estate Fund - Q/NQ
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                              10.000000            10.467730              4.68%                4,763         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        11.835742             9.135884            -22.81%                1,813         2002
Retailing Fund - Q/NQ
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                              10.000000            11.835742             18.36%                    0         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        10.000000             7.700099            -23.00%              148,681         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        13.340880             8.029639          -39.81%                 56,326         2002
Technology Fund - Q/NQ
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                              10.000000            13.340880           33.41%                  2,627         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        10.248649             6.120431          -40.28%                 73,126         2002
Telecommunication Fund
- Q/NQ
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                              10.000000            10.248649            2.49%                      0         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        11.652985             6.219418          -46.63%                 78,909         2002
Titan 500 Fund - Q/NQ
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                              10.000000            11.652985           16.53%                      0         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -        12.056821            10.525863          -12.70%                 10,560         2002
Transportation Fund -
Q/NQ
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                              10.000000            12.056821           20.57%                      0         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         9.076802            10.914391           20.24%                132,236         2002
Ursa Fund - Q/NQ
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                              10.000000             9.076802           -9.23%                    625         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------

------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         9.660145            11.324252           17.23%                100,664         2002
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                              10.000000             9.660145           -3.40%                      0         2001
------------------------- ------------------ -------------------- ------------------- ------------------- ------------
------------------------- ------------------ -------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Underlying Mutual Fund    Accumulation Unit   Accumulation Unit   Percent Change in       Number of
                               Value at        Value at End of    Accumulation Unit      Accumulation        Year
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.341214            6.202486          -33.60%                223,472         2002
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.341214           -6.59%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.353386            4.634022          -69.82%                133,785         2002
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.353386           53.53%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                Additional Contract Options Elected(Total 2.05%)
                     (Variable account charges of 2.05% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Underlying Mutual Fund    Accumulation Unit   Accumulation Unit   Percent Change in       Number of
                               Value at        Value at End of    Accumulation Unit      Accumulation        Year
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.181514           -18.18%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.916933           -20.83%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            8.597855           -14.02%                     0         2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.146069           -18.54%                     0         2002
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2 R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            7.409391           -25.91%                     0         2002
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2 R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable              10.000000            8.593584           -14.06%                     0         2002
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2 R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           10.716022            7.16%                      0         2002
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid         10.000000            7.033332           -29.67%                     0         2002
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Underlying Mutual Fund    Accumulation Unit   Accumulation Unit   Percent Change in       Number of
                               Value at        Value at End of    Accumulation Unit      Accumulation        Year
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.971831            9.835776           -1.36%                      0         2002
Money Market Fund II* -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.971831           -0.28%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.060157          -19.40%                      0         2002
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.144080          -28.56%                      0         2002
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            10.000000            7.092205          -29.08%                      0         2002
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        10.000000            7.806722          -21.93%                      0         2002
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.900942            9.047512           31.11%                      0         2002
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.900942          -30.99%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.279338            9.989831           -2.82%                      0         2002
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.279338            2.79%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.110114            9.494809          -14.54%                      0         2002
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.110114           11.10%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.410792            6.107622          -46.48%                      0         2002
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.410792           14.11%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.332657            9.755766           -5.58%                      0         2002
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.332657            3.33%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         14.113570            7.158895          -49.28%                      0         2002
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.113570           41.14%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.290416            8.717756          -15.28%                      0         2002
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.290416            2.90%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund II as of December 31, 2002 was -1.74%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Underlying Mutual Fund    Accumulation Unit   Accumulation Unit   Percent Change in       Number of
                               Value at        Value at End of    Accumulation Unit      Accumulation        Year
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.652183           10.896183          -13.88%                      0         2002
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.652183           26.52%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.452009            8.691734          -16.84%                      0         2002
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.452009            4.52%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.817179            7.566705          -22.92%                      0         2002
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.817179           -1.83%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.975105            7.755737          -44.50%                      0         2002
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.975105           39.75%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.032176            7.741670          -29.83%                      0         2002
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.032176           10.32%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.581856            7.044023          -17.92%                      0         2002
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.581856          -14.18%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.664237            9.738552          -16.51%                      0         2002
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.664237           16.64%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.316652            9.115436          -25.99%                      0         2002
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.316652           23.17%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.684139            8.019657          -36.77%                      0         2002
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.684139           26.84%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.231601            7.070721          -37.05%                      0         2002
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.231601           12.32%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.471983            8.068541          -40.11%                      0         2002
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.471983           34.72%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.426342           13.442379           42.60%                      0         2002
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.426342           -5.74%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.444161           10.115673           -3.15%                      0         2002
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.444161            4.44%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Underlying Mutual Fund      Accumulation        Accumulation       Percent Change        Number of
                           Unit Value at       Unit Value at      in Accumulation       Accumulation        Year
                            Beginning of       End of Period         Unit Value       Units at End of
                               Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.809109            9.032146          -23.52%                      0         2002
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.809109           18.09%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            7.653046          -23.47%                      0         2002
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.310918            7.938433          -40.36%                      0         2002
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.310918           33.11%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.225573            6.050853          -40.83%                      0         2002
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.225573            2.26%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.626765            6.148680          -47.12%                      0         2002
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.626765           16.27%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         12.029716           10.406398          -13.49%                      0         2002
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.029716           20.30%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.056328           10.790746           19.15%                      0         2002
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.056328           -9.44%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.638384           11.195869           16.16%                      0         2002
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.638384           -3.62%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.320129            6.132052          -34.21%                      0         2002
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.320129           -6.80%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         15.318930            4.581203          -70.09%                      0         2002
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.318930           53.19%                      0         2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying mutual funds were added to the variable account on May 1, 2002: American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III, Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R, Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R)Portfolio: Service Class 2R, GVIT Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class II, GVIT Gartmore GVIT Nationwide Fund: Class III, GVIT GVIT Small Cap Growth Fund: Class III, GVIT GVIT Small Cap Value Fund: Class III, GVIT GVIT Small Company Fund: Class III, GVIT Gartmore GVIT Mid Cap Growth
Fund: Class III, and Rydex Variable Trust - Sector Rotation Fund. Therefore, Condensed Financial Information for the year 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The Rydex Variable Trust - Juno Fund was added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.



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